GOODWILL AND INTANGIBLE ASSETS, NET (Schedule of Goodwill) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Balance as of January 1	$ 1,695.7	$ 1,554.4
Acquisitions	208.6	141.3
Balance as of December 31	$ 1,904.3	$ 1,695.7